Details of Company Organization - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Consolidated structured entities [Member]
Statement [Line Items]
Retail finance receivables	¥ 7,280,835	¥ 6,257,786
Secured debt	7,486,241	6,371,509
Unconsolidated structured entities [Member] | Other equity securities [Member]
Statement [Line Items]
Carrying value of investment trust securities	167,038	92,875
Unconsolidated structured entities [Member] | Debt securities [Member]
Statement [Line Items]
Carrying value of the special purpose entities	¥ 2,517,967	¥ 1,911,621